Osterweis Opportunity Fund
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 91.6%	Shares	Value
Automobile Components - 2.3%
Modine Manufacturing Co. (a)	74,430	$7,331,355

Banks - 1.7%
Axos Financial, Inc. (a)	70,775	5,381,731

Biotechnology - 1.8%
ADMA Biologics, Inc. (a)	246,960	4,497,142
Amicus Therapeutics, Inc. (a)	209,255	1,199,031
		5,696,173

Building Products - 2.2%
Trex Co., Inc. (a)	128,630	6,994,899

Commercial Services & Supplies - 1.9%
CECO Environmental Corp. (a)	211,400	5,984,734

Diversified Consumer Services - 1.2%
Duolingo, Inc. (a)	9,574	3,925,532

Financial Services - 3.6%
Affirm Holdings, Inc. (a)	107,480	7,431,167
Remitly Global, Inc. (a)	204,325	3,835,180
		11,266,347

Food Products - 3.4%
Vital Farms, Inc. (a)	277,085	10,673,314

GICS~Biotechnology - 2.6%
Vericel Corp. (a)	190,345	8,099,180

GICS~Semiconductors & Semiconductor Equipment - 2.7%
SiTime Corp. (a)	40,177	8,560,915

Health Care Equipment & Supplies - 8.8%
Artivion, Inc. (a)	100,550	3,127,105
AtriCure, Inc. (a)	263,110	8,622,115
Glaukos Corp. (a)	78,700	8,128,923
PROCEPT BioRobotics Corp. (a)	140,650	8,101,440
		27,979,583

Health Care Providers & Services - 7.0%
Guardant Health, Inc. (a)	200,490	10,433,500
Hinge Health, Inc. - Class A (a)	98,610	5,103,067
The Ensign Group, Inc.	42,085	6,492,032
		22,028,599

Hotels, Restaurants & Leisure - 3.1%
Cava Group, Inc. (a)	40,730	3,430,688
Life Time Group Holdings, Inc. (a)	206,910	6,275,580
		9,706,268

Insurance - 1.5%
Palomar Holdings, Inc. (a)	30,990	4,780,208

Life Sciences Tools & Services - 2.0%
Bio-Techne Corp.	124,719	6,416,793

Machinery - 2.2%
SPX Technologies, Inc. (a)	40,590	6,806,131

Oil, Gas & Consumable Fuels - 3.4%
Magnolia Oil & Gas Corp. - Class A	479,725	10,784,218

Real Estate Management & Development - 4.7%
FirstService Corp.	85,548	14,938,392

Semiconductors & Semiconductor Equipment - 9.0%
ACM Research, Inc. - Class A (a)	222,275	5,756,923
Credo Technology Group Holding Ltd. (a)	83,175	7,701,173
Rambus, Inc. (a)	237,115	15,180,102
		28,638,198

Software - 17.0%
Agilysys, Inc. (a)	63,785	7,312,312
Clearwater Analytics Holdings, Inc. - Class A (a)	335,375	7,354,774
Guidewire Software, Inc. (a)	54,284	12,781,168
Klaviyo, Inc. - Class A (a)	95,650	3,211,927
Monday.com Ltd. (a)	27,451	8,632,790
Rubrik, Inc. - Class A (a)	64,380	5,767,804
ServiceTitan, Inc. - Class A (a)	29,375	3,148,413
Vertex, Inc. - Class A (a)	154,775	5,468,975
		53,678,163

Specialty Retail - 4.4%
Boot Barn Holdings, Inc. (a)	38,235	5,811,720
Lithia Motors, Inc.	23,817	8,045,859
		13,857,579

Textiles, Apparel & Luxury Goods - 2.2%
Birkenstock Holding PLC (a)	143,930	7,078,477

Tobacco - 0.7%
Turning Point Brands, Inc.	30,075	2,278,783

Trading Companies & Distributors - 2.2%
FTAI Aviation Ltd.	60,310	6,938,062
TOTAL COMMON STOCKS (Cost $268,891,199)		289,823,634

SHORT-TERM INVESTMENTS - 8.8%		Value
Money Market Funds - 8.8%	Shares
Federated Hermes US Treasury Cash Reserves - Institutional Class, 4.12%(b)	27,934,287	27,934,287
TOTAL SHORT-TERM INVESTMENTS (Cost $27,934,287)		27,934,287

TOTAL INVESTMENTS - 100.4% (Cost $296,825,486)		317,757,921
Liabilities in Excess of Other Assets - (0.4)%		(1,316,885)
TOTAL NET ASSETS - 100.0%		$316,441,036
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Osterweis Opportunity Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	289,823,634	–	–	289,823,634
Money Market Funds	27,934,287	–	–	27,934,287
Total Investments	317,757,921	–	–	317,757,921

Refer to the Schedule of Investments for further disaggregation of investment categories.